Cash and Cash Equivalents and Restricted Cash (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Current restricted cash and cash equivalents	$ 0	$ 300